PROPERTY AND EQUIPMENT, NET (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2016 RUB
PROPERTY AND EQUIPMENT, NET
Total	$ 685.0		RUB 38,969.0		RUB 41,551.0
Less: accumulated depreciation	(374.8)		(18,109.0)		(22,734.0)
Total property and equipment, net	310.2		20,860.0		18,817.0
Depreciation expenses related to property and equipment, except for purchased technologies and licenses	126.2	RUB 7,655.0	6,197.0	RUB 3,480.0
Servers and network equipment
PROPERTY AND EQUIPMENT, NET
Total	423.8		25,122.0		25,705.0
Infrastructure systems
PROPERTY AND EQUIPMENT, NET
Total	106.7		6,185.0		6,470.0
Land and buildings
PROPERTY AND EQUIPMENT, NET
Total	62.4		4,281.0		3,785.0
Office furniture and equipment
PROPERTY AND EQUIPMENT, NET
Total	31.2		1,493.0		1,891.0
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Total	15.5		766.0		941.0
Other equipment
PROPERTY AND EQUIPMENT, NET
Total	0.8		74.0		56.0
Assets not yet in use
PROPERTY AND EQUIPMENT, NET
Total	$ 44.6		RUB 1,048.0		RUB 2,703.0